Property, plant and equipment - Owned assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment
Balance at the beginning	€ 2,223
Balance at the end	2,176	€ 2,223
Includes capital expenditures for assets under construction	268	36
Commitments to purchase property, plant and equipment	68	43
Cost
Property, plant and equipment
Balance at the beginning	5,121	4,822
Additions	357	321
Disposals	(122)
Disposals and other movements		(207)
Hyperinflationary adjustment	13	128
Currency retranslation	(276)	57
Other movements	10
Balance at the end	5,103	5,121
Accumulated depreciation
Property, plant and equipment
Balance at the beginning	(2,898)	(2,735)
Depreciation charge for the year	(250)	(264)
Disposals	97
Disposals and other movements		191
Hyperinflationary adjustment	(7)	(58)
Currency retranslation	141	(32)
Other movements	(10)
Balance at the end	(2,927)	(2,898)
Land and buildings
Property, plant and equipment
Balance at the beginning	607
Balance at the end	609	607
Includes capital expenditures for assets under construction	25	10
Land and buildings | Cost
Property, plant and equipment
Balance at the beginning	1,024	982
Additions	49	24
Disposals	(3)
Disposals and other movements		(6)
Hyperinflationary adjustment	30	5
Currency retranslation	(62)	19
Other movements	(2)
Balance at the end	1,036	1,024
Land and buildings | Accumulated depreciation
Property, plant and equipment
Balance at the beginning	(417)	(384)
Depreciation charge for the year	(28)	(22)
Disposals	2
Disposals and other movements		3
Hyperinflationary adjustment	(6)	(6)
Currency retranslation	22	(8)
Balance at the end	(427)	(417)
Plant and equipment
Property, plant and equipment
Balance at the beginning	1,616
Balance at the end	1,567	1,616
Includes capital expenditures for assets under construction	243	26
Plant and equipment | Cost
Property, plant and equipment
Balance at the beginning	4,097	3,840
Additions	308	297
Disposals	(119)
Disposals and other movements		(201)
Hyperinflationary adjustment	(17)	123
Currency retranslation	(214)	38
Other movements	12
Balance at the end	4,067	4,097
Plant and equipment | Accumulated depreciation
Property, plant and equipment
Balance at the beginning	(2,481)	(2,351)
Depreciation charge for the year	(222)	(242)
Disposals	95
Disposals and other movements		188
Hyperinflationary adjustment	(1)	(52)
Currency retranslation	119	(24)
Other movements	(10)
Balance at the end	(2,500)	(2,481)
Freehold land
Property, plant and equipment
Balance at the beginning	32
Balance at the end	€ 38	€ 32